BALANCE SHEETS - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents (Note 3)	$ 2,143	$ 21,007	$ 7,954
Total Current assets	2,143	21,007	7,954
Total assets	2,143	21,007	7,954
Current Liabilities:
Account payable to related party	25,000	25,000	25,000
Other accounts payable (Note 5)	1,830	5,230	7,157
Promissory note payable to shareholder (Note 6)	20,287	19,943	18,018
Total current liabilities	47,117	50,173	50,175
Total Liabilities	47,117	50,173	50,175
Commitments and contingencies (Note 7)
Stockholders' Deficit:
Preferred stock; $.0001 par value, 5,000,000 shares authorized, none issued and outstanding
Common stock; $0.0001 par value, 50,000,000 shares authorized, 10,204,000 shares issued and outstanding as of December 31, 2018 and 9,000,000 as of December 31, 2017	10,204	10,204	9,000
Addition paid-in capital	98,125	88,675	22,050
Accumulated deficit	(153,303)	(128,045)	(73,271)
Total stockholder's deficit	(44,974)	(29,166)	(42,221)
Total liabilities and stockholders' deficit	$ 2,143	$ 21,007	$ 7,954